UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	February 4, 2005

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       55

Form 13F Information Table value total:       $111268



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
7-Eleven                   COM               817826209       936   39075SH       SOLE                 0       0  39075
Aetna Inc.                 COM              00817Y108       3824   30650SH       SOLE                 0       0  30650
American Int'l Group       COM              026874107       1047   15936SH       SOLE                 0       0  15936
Analog Devices, Inc.       COM              032654105       2635   71360SH       SOLE                 0       0  71360
Ball Corporation           COM              058498106       2220   50470SH       SOLE                 0       0  50470
BB&T Corporation           COM              054937107        749   17816SH       SOLE                 0       0  17816
Berkshire Hathaway B       CLASS B          084670207        261      89SH       SOLE                 0       0     89
BP Amoco                   COM              055622104        332    5686SH       SOLE                 0       0   5686
Brunswick Corp             COM               117043109      3338   67440SH       SOLE                 0       0  67440
Bunge Limited              COM              G16962105       2895   50780SH       SOLE                 0       0  50780
Canadian Nat'l Railway     COM               136375102      2304   37615SH       SOLE                 0       0  37615
Capital One Financial Corp.COM              14040H105        440    5227SH       SOLE                 0       0   5227
Charles Schwab & Co., Inc. COM               808513105       366   30573SH       SOLE                 0       0  30573
Chevrontexaco Corp         COM               166764100       234    4460SH       SOLE                 0       0   4460
Chicos Fashion Inc         COM               168615102      3119   68495SH       SOLE                 0       0  68495
Cisco Systems, Inc.        COM              17275R102       1931   99925SH       SOLE                 0       0  99925
Cmkm Diamonds Inc          COM               125809103         0  614000SH       SOLE                 0       0 614000
Coca-Cola Company          COM               191216100       332    7964SH       SOLE                 0       0   7964
Constellation Brands       COM              21036P108       2590   55695SH       SOLE                 0       0  55695
Covance Inc.               COM               222816100      2923   75420SH       SOLE                 0       0  75420
Danaher Corporation        COM               235851102      3785   65930SH       SOLE                 0       0  65930
Dean Foods Co              COM               242370104      1018   30907SH       SOLE                 0       0  30907
Dell Inc.                  COM               247025109      3226   76551SH       SOLE                 0       0  76551
Doral Fin'l Corp           COM              25811P100       4161   84480SH       SOLE                 0       0  84480
Dun & Bradstreet CorporatioCOM              26483E100       3237   54265SH       SOLE                 0       0  54265
Exxon Mobil Corporation    COM              30231G102       1813   35363SH       SOLE                 0       0  35363
First Data Corp.           COM               319963104      2829   66511SH       SOLE                 0       0  66511
General Electric Co.       COM               369604103      2451   67144SH       SOLE                 0       0  67144
Harman Int'l Industries    COM               413086109      4575   36020SH       SOLE                 0       0  36020
Horseshoe Gold Mining      COM              44075E107          2   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100      1976   84469SH       SOLE                 0       0  84469
L-3 Communications Hldgs   COM               502424104      2708   36980SH       SOLE                 0       0  36980
Markel Corp                COM               570535104       280     770SH       SOLE                 0       0    770
MBIA, Inc                  COM              55262C100       1817   28716SH       SOLE                 0       0  28716
MBNA, Inc.                 COM              55262L100       1842   65347SH       SOLE                 0       0  65347
Microsoft Corporation      COM               594918104       438   16383SH       SOLE                 0       0  16383
Noble Energy Inc           COM               655044105       232    3755SH       SOLE                 0       0   3755
Old Republic Intl Corp     COM               680223104      2456   97093SH       SOLE                 0       0  97093
Patterson Companies Inc.   COM               703412106      3765   86780SH       SOLE                 0       0  86780
Pfizer, Inc.               COM               717081103       398   14818SH       SOLE                 0       0  14818
Praxair, Inc.              COM              74005P104       3164   71656SH       SOLE                 0       0  71656
Procter & Gamble Company   COM               742718109       729   13240SH       SOLE                 0       0  13240
Renaissance Holdings, Inc. COM              G7496G103       2538   48732SH       SOLE                 0       0  48732
SPDR Trust                 COM              78462F103       2995   24776SH       SOLE                 0       0  24776
Staples, Inc.              COM               855030102      3887  115293SH       SOLE                 0       0 115293
Sunoco, Inc.               COM              86764P109       2486   30425SH       SOLE                 0       0  30425
Symantec Corp              COM               871503108      4128  160241SH       SOLE                 0       0 160241
Sysco Corporation          COM               871829107      1918   50249SH       SOLE                 0       0  50249
Target Corporation         COM              87612E106        457    8800SH       SOLE                 0       0   8800
Toyota Motor Cp ADR        SPONSORED ADR     892331307      2831   34575SH       SOLE                 0       0  34575
Tyco International Ltd.    COM               902124106      3044   85162SH       SOLE                 0       0  85162
UnitedHealth Group         COM              91324P102       4045   45954SH       SOLE                 0       0  45954
Wellpoint Inc.             COM              94973H108       2827   24580SH       SOLE                 0       0  24580
Wells Fargo & Co., Inc.    COM               949746101       335    5390SH       SOLE                 0       0   5390
Wyeth                      COM               983024100       402    9445SH       SOLE                 0       0   9445